Leases	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
LEASES

NOTE－ 10 LEASES

Company as a lessee

The Company has entered into finance lease agreements to purchase the equipment used in its operations. The lease terms are 3 years. The right-of-use of the equipment are included under property and equipment.

The Company has also entered into operating lease agreements for office and warehouse. The remaining lives of the leases were less than 1 years. The Company adopts 4.33% as weighted average incremental borrowing rate to determine the present value of the lease payments.

The table below presents the lease-related assets and liabilities recorded on the consolidated balance sheet.

	March 31, 2025	March 31, 2024

Assets
Finance lease, right-of-use assets, net	$622,075	$469,617
Operating lease, right-of-use assets, net	126,372	125,735
Total right-of-use asset	$748,447	$595,352

Liabilities
Current:
Finance lease liabilities	$308,125	$317,057
Operating lease liabilities	115,945	112,392
	424,070	429,449

Non-current:
Finance lease liabilities	216,430	283,878
Operating lease liabilities	-	5,692
	216,430	289,570
Total lease liabilities	$640,500	$719,019

	Year ended March 31,
	2025	2024	2023

Finance lease cost:
Interest on lease liabilities (per ASC 842)	$25,559	$21,868	$15,874

Operating lease cost:
Operating lease expense (per ASC 842)	159,889	147,741	63,953
Total lease expense	$185,448	$169,609	$79,827

The Company excludes short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. There were no short-term leases for years ended March 31, 2025, March 31, 2024 and March 31, 2023.

Components of Lease Expense

The Company recognize lease expense on a straight-line basis over the term of the operating leases, as reported within “general and administrative” expense on the accompanying consolidated statement of operations.

Future Contractual Lease Payments

Finance lease

As of March 31, 2025 and March 31, 2024, the maturities of finance lease liabilities (excluding short-term leases) were as follows:

	March 31, 2025	March 31, 2024

Less than 1 year	$322,296	$334,230
More than 1 year	221,097	291,225
Total undiscounted lease payments	543,393	625,455
Less: Interest	(18,838)	(24,520)
	$524,555	$600,935

Representing:-
Current liabilities	$308,125	$317,057
Non-current liabilities	216,430	283,878
	524,555	600,935

Operating lease

As of March 31, 2025 and March 31, 2024, the maturities of operating lease liabilities (excluding short-term leases) were as follows:

	March 31, 2025	March 31, 2024

Less than 1 year (current liabilities)	$115,945	$112,392
From 1 to 2 years (non-current liabilities)	-	5,692
	$115,945	$118,084

Company as a lessor

Sales-type lease receivables

The Company has entered into sales-type lease agreements with customers for sales of equipment. The lease terms are 3-5 years. Net investment in sales-type leases, which is the sum of the present value of the future contractual lease payments from customers. Lease receivables relating to sales-type leases are presented on the consolidated balance sheet as follows:

	March 31, 2025	March 31, 2024

Gross lease receivables	$794,126	$867,751
Received cash	(267,877)	(236,225)
Unearned interest income	(28,369)	(36,663)
	$497,880	$594,863

Reported as:
Current net investment in sales-type lease	203,381	230,209
Non-current net investment in sales-type lease	294,499	364,654
	$497,880	$594,863

As of March 31, 2025 and March 31, 2024, undiscounted cash flows of our sales-type lease receivables from customers for the next five years and thereafter were as follows:

	March 31, 2025	March 31, 2024

Less than 1 year	$203,381	$230,209
From 1 to 2 years	145,450	173,386
From 2 to 3 years	91,868	106,094
From 3 to 4 years	50,887	61,081
From 4 to 5 years	6,294	24,093
Total	$497,880	$594,863

Lease income in operating lease

The Company has entered into lease agreements with customers for rental of equipment. The leases are fixed payment and the lease terms are 3 years. The Company recognized the lease payments as revenue in profit or loss over the lease term on a straight-line basis as below:

	Year ended March 31,
	2025	2024	2023

Lease income relating to operating lease	$226,500	$116,150	$24,000

The operating lease term is 3 years. As of March 31, 2025 and March 31, 2024, undiscounted cash flows of our operating lease receivables from customers for the next three years and thereafter were as follows:

	March 31, 2025	March 31, 2024

Less than 1 year	$235,200	$177,000
From 1 to 2 years	143,050	154,200
From 2 to 3 years	34,200	62,050
	$412,450	$393,250